Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities breakdown	Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Kreos & Claret bond loans	26,373	16,949
Lease liabilities	1,431	947
PGE	1,252	—
Borrowings	29,056	17,896
Kreos & Claret convertible notes (OCABSA)	23,370	17,833
Convertible loan notes	23,370	17,833
Kreos & Claret minimum return indemnifications	3,620	3,639
Derivative instruments	3,620	3,639
Royalty certificates	13,023	14,135
Other financial liabilities	13,023	14,135
Total non-current financial liabilities	69,069	53,503

Kreos & Claret bond loans	20,028	22,473
Lease liabilities	932	929
PGE	1,235	1,238
Borrowings	22,195	24,641
Heights convertible notes	21,574	17,743
Kreos & Claret convertible notes (OCABSA)	—	6,460
Convertible loan notes	21,574	24,203
Kreos & Claret BSA	1,166	1,557
Derivative instruments	1,166	1,557
Total current financial liabilities	44,935	50,401
Total financial liabilities	114,004	103,905

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7 years]	60.88%
BSA-2025-3	€6.48	[€3.7-€4.1]	39,370	€1.27	€6.41	3.92%	[5.5-7 years]	60.69%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	MATURITY	VOLATILITY	RISK FREE RATE
AGA-2025-1	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	N/A	N/A	N/A
AGA-2025-6	€7.36	€7.36	N/A	N/A	N/A
The fair values of the Minimum Return Indemnifications were measured using the following assumptions:

Tranche B Minimum Return Indemnification - Mars 2024	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	8%	16%
Probability-weighted present value of shortfall payment (in thousands of €)	2,635 (Final redemption) 136 (Tender offer)	2,595 (Final redemption) 133 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	104 (Final redemption)	222 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	241 (Final redemption)	386 (Final redemption)
Total fair value of MRI (in thousands of €)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)	2,431 (Final redemption) 133 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	2,636	2,564

Tranche C Minimum Return Indemnification - June 2024	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	8%	16%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	1,160 (Final redemption) 43 (Tender offer)	1,245 (Final redemption) 45 (Tender offer)
(b) Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	684 (Final redemption)	927 (Final redemption)
(c) Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	903 (Final redemption)	1,142 (Final redemption)
Total fair value of MRI (in thousands of €)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)	1,030 (Final redemption) 45 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	984	1,075
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Number of outstanding BSA	214,198	214,198
Exercise price per share	18.67	18.67
Ordinary share price	6.76	6.64
Exercise date	19/8/2030 (expiry) 18/2/2027 (tender offer)	19/8/2030 (expiry) 18/2/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Volatility	44.3% (expiry) 44.3% (tender offer)	60.8% (expiry) 60.8% (tender offer)
Dividend	—%	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	1.9% (expiry) 1.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	243	390

Kreos/Claret Tranche C BSA - November 2023	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Number of outstanding BSA	405,832	405,832
of which, number of conditional BSA	0	0
Exercise price per share	9.86	9.86
Ordinary share price	6.67	6.64
Exercise date	1/11/2030 (expiry) 18/2/2027 (tender offer)	1/11/2030 (expiry) 18/2/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Probability of Drawdown of Tranche C credit facility	Drawn on June 21, 2024	Drawn on June 21, 2024
Volatility	44.3% (expiry) 44.3% (tender offer)	60.8% (expiry) 60.8% (tender offer)
Dividend	—%	—%
Risk-free rate	2.9% (expiry) 2.9% (tender offer)	1.9% (expiry) 1.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	923	1,167

Disclosure of main data and assumptions used for the measurement of convertible loan notes	The main data and assumptions are the following:

Heights convertible notes - August 2023	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
Number of outstanding notes	350	350
Original principal amount (in thousands of €)	35,000	35,000
Interest rate	6%	6%
Conversion price per share	€23.77	€23.77
Ordinary share price	€6.76	€6.64
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2026 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity scenario probability	75%	75%
Initial price limit	€14.43	€14.43
Early redemption amount (put event)	120%	120%
Volatility	50%	50%
Credit spread	25%	25%
Risk-free rate	2.9%	1.9%
Fair value of Heights convertible notes (in thousands of €)	20,017	16,481

Disclosure of variation in lease liabilities	The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF DECEMBER 31, 2023	540
(+) Increase	2,036
(-) Decrease	(353)
AS OF JUNE 30, 2024	2,223

AS OF DECEMBER 31, 2024	2,363
(+) Increase	—
(-) Decrease	(486)
AS OF JUNE 30, 2025	1,876

Disclosure of reconciliation of liabilities arising from financing activities	Changes in financial liabilities, excluding derivative instruments, are presented below as of June 30, 2024 and 2025:

(Amounts in thousands of euros)	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertibl e notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
FINANCIAL LIABILITIES (excluding derivatives instruments)
AS OF JANUARY 1, 2024	21,643		29,605	3,678	6,771	540	12,229	74,466
Proceeds		47,444	—					47,444
Repayments			(4,375)	(1,250)	(55)	(353)		(6,033)
Interest paid	(1,125)	(829)	(952)	(18)		(25)		(2,949)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments		(3,204)						(3,204)
Non-cash changes: (gain)/loss on recognition or derecognition			(295)					(295)
Non-cash changes: interest expense and other	1,948	1,365	920	34	7	25	1,933	6,232
Non-cash changes: other fair value remeasurement			(91)					(91)
Non-cash changes : subsidies					(4,070)	—	—	(4,070)
Non-cash changes : other reclassifications					(173)			(173)
Non cash changes: additional leases						2,036		2,036
AS OF JUNE 30, 2024	22,466	44,776	24,812	2,444	2,480	2,223	14,162	113,363

(Amounts in thousands of euros)	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertibl e notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
FINANCIAL LIABILITIES (excluding derivatives instruments)
AS OF DECEMBER 31, 2024	23,370	46,401	21,574	2,488	—	2,363	13,023	109,218
Repayments		(9,140)	(2,188)	(1,250)		(454)		(13,032)
Interest paid	(1,125)	(1,974)	(689)	(43)		(36)		(3,868)
Non-cash changes: (gain)/loss on recognition or derecognition			(295)					(295)
Non-cash changes: interest expense and other	2,048	4,136	680	44		36	1,112	8,056
Non-cash changes: other fair value remeasurement			(1,339)					(1,339)
Non cash changes : Effect of the change in foreign currency exchange rates						(32)		(32)
AS OF JUNE 30, 2025	24,293	39,423	17,743	1,238	—	1,876	14,135	98,709

Disclosure of changes in derivative instruments	Changes in derivative instruments are presented below as of June 30, 2024 and 2025:

(amounts in thousands of euros)	Kreos/Claret BSA	Kreos/Claret Minimum Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2024	2,579	—	2,579
(+) Issuance	—	2,158	2,158
(+) Increase in fair value	1,542	5	1,547
(-) Decrease in fair value	—	(27)	(27)
AS OF JUNE 30, 2024	4,121	2,136	6,257

AS OF JANUARY 1, 2025	1,166	3,620	4,786
(+) Increase in fair value	391	91	482
(-) Decrease in fair value	—	(72)	(72)
AS OF JUNE 30, 2025	1,557	3,639	5,196

Disclosure of remaining contractual maturities of non-derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2024 and June 30, 2025. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

	AS OF JUNE 30, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS		LESS THAN 1 YEAR		FROM 1 TO 2 YEARS		FROM 2 TO 5 YEARS		LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	17,743	24,828		1,313		1,313		22,203		—
Kreos/Claret convertible notes (OCABSA)	24,293	29,528		8,148		21,380		—		—
Kreos/Claret bond loans	39,423	45,670		25,549		20,121		—		—
PGE	1,238	1,268		1,268		—		—		—
Royalty certificates	14,135	—		—		—		—		—
Lease liabilities	1,876	1,991		979		907		105		—
Derivative instruments	5,196	5,196		1,557		3,639				—
Total financial liabilities	103,905	108,481	$—	38,814	0	47,359	$—	22,308	0	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.

Disclosure of remaining contractual maturities of derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2024 and June 30, 2025. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

	AS OF JUNE 30, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS		LESS THAN 1 YEAR		FROM 1 TO 2 YEARS		FROM 2 TO 5 YEARS		LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	17,743	24,828		1,313		1,313		22,203		—
Kreos/Claret convertible notes (OCABSA)	24,293	29,528		8,148		21,380		—		—
Kreos/Claret bond loans	39,423	45,670		25,549		20,121		—		—
PGE	1,238	1,268		1,268		—		—		—
Royalty certificates	14,135	—		—		—		—		—
Lease liabilities	1,876	1,991		979		907		105		—
Derivative instruments	5,196	5,196		1,557		3,639				—
Total financial liabilities	103,905	108,481	$—	38,814	0	47,359	$—	22,308	0	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.0 million in the aggregate. Royalty payments are expected to take place before the expiry date of the certificates, which is 15 years after their issuance date (September 2, 2037), and would be included in the "from 2 to 5 years" and
"longer than 5 years" maturity categories according to management's projections.